Income Taxes - Tax expense related to continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current	$ 5,559	$ 6,092
Deferred	(770)	344
Income tax expense	4,789	6,436
Canada
Income Taxes
Deferred	(807)	289
International
Income Taxes
Current	5,559	6,092
Deferred	$ 37	$ 55